Capital Stock and Changes in Capital Accounts, textuals 2 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Arrangements with Employees and Nonemployees [Abstract]
Compensation cost on restricted stock	$ 8,313	$ 8,279	$ 7,744
Unrecognized cost for unvested restricted shares	$ 13,567	$ 17,021
Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 3 months 12 days